Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017		Mar. 31, 2017
Variable Interest Entity [Line Items]
Restricted cash	$ 773	$ 770	[1]
Financing receivables, net	19,488	19,795	[1]	$ 18,427
Total Assets	47,195	48,298	[1]
Debt	24,650	25,895	[1]
Total Liabilities	43,075	44,041	[1]
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	729	734
Financing receivables, net	10,241	10,404
Total Assets	10,970	11,138
Debt	10,142	10,464
Total Liabilities	$ 10,142	$ 10,464

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).